NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS

NOTE 1. NATURE OF OPERATIONS

Qilun Group Inc. (“Qilun”, together as a group with Qilun’s subsidiaries was referred to the “Company” or “we”) was incorporated in Cayman Islands on May 24, 2022. The Company provides cultural products, including calligraphy, painting, book, magazine, cultural and creative products, and related services provide, such as design, planning, exhibition installation, video recording and production when sells products.

Qilun’s subsidiaries include:

●	Qilun Group Limited (“Qilun Group (HK)”), which was established on June 14, 2022 under the laws of Hong Kong. Qilun controlled 100% of the ownership of Qilun Group (HK) since establishment.

●	Qilun Holding (Shenzhen) Company Limited (“Qilun Holding (Shenzhen)”), a privately held Limited Company registered in Guangdong, China on August 29, 2022. Qilun Group (HK) controlled 100% of the ownership of Qilun Holding (Shenzhen) since establishment.

●	Qilun Culture (Shenzhen) Group Co., Ltd. (“Qilun Culture (Shenzhen)”), a privately held Limited Company registered in Guangdong, China on February 26, 2021. On October 14, 2022, Qilun Holding (Shenzhen) acquired 100% of the ownership of Qilun Culture (Shenzhen) from the original shareholders of Qilun Culture (Shenzhen).

●	Qilun Culture (HK) Co., Ltd. (“Qilun Culture (HK)”), which was established on November 12, 2021 under the laws of Hong Kong. Qilun Culture (Shenzhen) controlled 100% of the ownership of Qilun Culture (HK) since establishment. On August 24, 2022, Qilun Culture (Shenzhen) transferred 100% of the ownership of Qilun Culture (HK) to Qilun.

●	Oriental Dream and Strategic Research Institute Limited (“OD&SR Institute”), which was established on October 31, 2022 under the laws of Hong Kong. Qilun Culture (HK) controlled 100% of the ownership of OD&SR Institute since establishment.

●	Qilun Enterprise Management Consultant (Shenzhen) Co., Ltd. (“Qilun Enterprise Management Consultant”), a privately held Limited Company registered in Guangdong, China. On December 7, 2021. Qilun Culture (Shenzhen) controlled 100% of the ownership of Qilun Enterprise Management Consultant since establishment.

●	Shenzhen Houhaitang Culture Communication Co., Ltd. (“Shenzhen Houhaitang”), a privately held Limited Company registered in Guangdong, China on March 31, 2014. On December 31, 2021, Qilun Culture (Shenzhen) acquired 100% of the ownership of Shenzhen Houhaitang from the original shareholders of Shenzhen Houhaitang.

Reorganization

On October 14, 2022, the Company completed a corporate reorganization to combine several controlled entities (now referred to as the “subsidiaries”) into Qilun. The specific transactions related to this reorganization are as follows:

The reorganization involved the incorporation of Qilun, and its wholly-owned subsidiaries, Qilun Group (HK), Qilun Culture (HK) and Qilun Holding (Shenzhen); and the transfer of all equity ownership of Qilun Culture (Shenzhen).

On May 24, 2022, Qilun Group Inc. issued 61,000,000 (61%) ordinary shares to UNIMOS Holdings Limited, a wholly owned holding company of Guangyi Sui.

On June 14, 2022 and August 29, 2022, Qilun established its wholly-owned subsidiaries, Qilun Group (HK) and Qilun Holding (Shenzhen).

On October 14, 2022, the original shareholders of Qilun Culture (Shenzhen) signed Equity Transfer Agreements with Qilun Holding (Shenzhen), whereby shareholders of Qilun Culture (Shenzhen) transferred 100% of the controlling interest in Qilun Culture (Shenzhen) to Qilun Holding (Shenzhen).

As a result of the transaction, Guangyi Sui hold 61% of the Company’s outstanding shares through his wholly owned holding company UNIMOS Holdings Limited. Prior to the transaction, Guangyi Sui controlled Qilun Culture (Shenzhen). Therefore, the transaction was accounted for as a business combination of entities under common control in accordance to ASC 805-50-30-5. Accordingly, the assets and liabilities of the Company and its subsidiaries are presented at the their carrying values at the date of the transaction; the Company’s historical stockholders’ equity was retroactively restated to the first period presented, as the established and acquisition of Qilun Group (HK), Qilun Holding (Shenzhen), Qilun Culture (Shenzhen) and its wholly-owned subsidiaries Qilun Culture HK and Qilun Enterprise Management Consultant was treated as a business combination of entities under common control. Since the Company and its subsidiaries are effectively controlled by the same group of the shareholders before and after the reorganization, they are considered under common control. The above-mentioned transactions were accounted for as a recapitalization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the consolidated financial statements.

On December 31, 2021, Qilun Culture (Shenzhen) acquired 100% of the ownership of Shenzhen Houhaitang from the original shareholders of Shenzhen Houhaitang, the total consideration for the acquisition is $15,720 (RMB 100,000), the Company recognized the gain on bargain purchase based on its analysis described below.

In accordance with Accounting Standards Codification 805, and particularly sections 805-30-25 and 805-30-30, before recognizing a gain on bargain purchase, the Company reassessed and concluded that it had identified all of the assets acquired and all of the liabilities assumed. In addition, the Company reviewed the procedures used to measure the amounts to be recognized with respect to identifiable assets acquired and liabilities assumed, as well as the aggregate consideration transferred. The objective of the review was to ensure that the measurements appropriately reflected all available information as of the acquisition date. Based on this review, the Company concluded that the fair value of the consideration transferred in the acquisition of Houhaitang was less than the fair value of the net identifiable assets acquired, resulting in the $158,675 gain recognized in connection with the acquisition.

Amount
Cash and cash equivalents	$11,724
Prepayments	7,545
Inventory	80,960
Other Receivables and deposits	10,595
Amount due from related parties	205,750
Plant and equipment, net	3,811
Amount due to related parties	(145,573)
Payroll payable	(417)
Total identifiable net assets	174,395
Less: Purchase consideration	15,720
Gain on bargain purchase	$158,675